Equity investments (Details) - Schedule of Equity investments	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)
Schedule of Investments [Line Items]
Cost method investments	¥ 11,521,358	$ 1,616,624	¥ 11,500,708	¥ 1,460,484	$ 209,701
10% Investment [Member]
Schedule of Investments [Line Items]
Cost method investments	268,422	37,664	268,422
19.0% Investment [Member]
Schedule of Investments [Line Items]
Cost method investments	1,134,680	159,213	1,114,030
9.0% Investment [Member]
Schedule of Investments [Line Items]
Cost method investments	8,689,076	1,219,211	8,689,076
5.0% Investment [Member]
Schedule of Investments [Line Items]
Cost method investments	542,654	76,143	542,654
4.0% Investment [Member]
Schedule of Investments [Line Items]
Cost method investments	289,369	40,603	289,369
3.5% Investment [Member]
Schedule of Investments [Line Items]
Cost method investments	342,948	48,121	342,948
3.0% Investment [Member]
Schedule of Investments [Line Items]
Cost method investments	43,867	6,155	43,867
2.0% Investment [Member]
Schedule of Investments [Line Items]
Cost method investments	25,022	3,511	25,022
1.0% Investment [Member]
Schedule of Investments [Line Items]
Cost method investments	¥ 185,320	$ 26,003	¥ 185,320